Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000171784 | AssetS&P 500 Index Master Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000171784 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000171785 | AssetS&P 500 Index Master Portfolio
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000171785 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]

[1]	Percentage rounds to less than 0.1% or (0.1)%.
[2]	Percentage rounds to less than 0.1% or (0.1)%.